Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Aug. 12, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014
Time charter revenues	$ 23,345	$ 11,462		$ 67,799	$ 34,039
Operating expenses	(7,010)	(3,668)		(19,744)	(11,841)
Depreciation and amortization	(2,647)	(8)		(7,912)	(23)
Operating income	20,253	7,537		37,818	31,286
Unrealized gain (loss) on derivative instruments	517	354		1,178	467
Net income (loss)	$ 13,425	5,185	$ (11,941)	$ 16,445	24,204	$ 41,279
Share of joint ventures owned	50.00%			50.00%
Equity in earnings (losses) of joint ventures	$ 6,565	(249)		$ (2,010)	9,111
Cash and cash equivalents	20,805	25,311		20,805	25,311	32,868	$ 18,006	$ 29,373	$ 30,477
Restricted cash	7,229			7,229		10,630
Total current assets	51,282			51,282		67,935
Restricted cash	14,258			14,258		15,198
Vessels, net of accumulated depreciation	345,212			345,212		353,078
Total long-term assets	676,405			676,405		695,808
Current portion of long-term debt	32,208			32,208		32,208
Amounts and loans due to owners and affiliates	0			0		287
Derivative financial instruments	4,103			4,103		4,912
Total current liabilities	67,574			67,574		72,671
Long-term debt	308,025			308,025		330,635
Derivative financial liabilities	11,129			11,129		5,855
Other long-term liabilities	12,436			12,436		14,633
Total long-term liabilities	429,196			429,196		441,274
Accumulated losses of joint ventures	(44,517)			(44,517)		$ (42,507)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	21,874	21,179		64,108	63,797
Operating expenses	(4,760)	(4,489)		(12,961)	(15,074)
Depreciation and amortization	(4,905)	(5,065)		(14,723)	(14,344)
Operating income	12,209	11,625		36,424	34,379
Unrealized gain (loss) on derivative instruments	8,277	(4,218)		(18,055)	7,660
Other financial expense, net	(7,510)	(8,058)		(22,850)	(24,279)
Net income (loss)	$ 12,976	$ (651)		$ (4,481)	$ 17,760
Share of joint ventures owned	50.00%	50.00%		50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 6,488	$ (326)		$ (2,241)	$ 8,880
Eliminations	77	77		231	231
Equity in earnings (losses) of joint ventures	6,565	$ (249)		(2,010)	$ 9,111
Cash and cash equivalents	2,727			2,727		$ 4,197
Restricted cash	8,550			8,550		8,444
Other current assets	3,174			3,174		1,957
Total current assets	14,451			14,451		14,598
Restricted cash	25,104			25,104		25,104
Vessels, net of accumulated depreciation	570,772			570,772		585,017
Total long-term assets	595,876			595,876		610,121
Current portion of long-term debt	23,142			23,142		22,093
Amounts and loans due to owners and affiliates	13,169			13,169		14,795
Derivative financial instruments	13,635			13,635		20,239
Other current liabilities	12,668			12,668		11,067
Total current liabilities	62,614			62,614		68,194
Long-term debt	459,881			459,881		477,102
Loans due to owners and affiliates	4,623			4,623		13,722
Derivative financial liabilities	111,724			111,724		87,065
Other long-term liabilities	43,040			43,040		45,710
Total long-term liabilities	619,268			619,268		623,599
Net liabilities	(71,555)			(71,555)		(67,074)
Share of joint ventures net liabilities before eliminations	(35,778)			(35,778)		(33,537)
Eliminations	(8,739)			(8,739)		(8,970)
Accumulated losses of joint ventures	$ (44,517)			$ (44,517)		$ (42,507)